PIMCO Funds

Supplement Dated March 24, 2008 to the
Bond Funds Institutional and Administrative Class Prospectus
dated October 1, 2007

Disclosure Related to the PIMCO Income Fund (the "Fund")

Pacific Investment Management Company LLC ("PIMCO") has agreed for an additional one year period, until March 31, 2009, to waive a portion of its advisory fee equal to 0.05% of the average daily net assets of the Fund. Accordingly, the tables entitled "Annual Fund Operating Expenses" and "Examples" in the "Fund Summaries" section of the prospectus relating to the PIMCO Income Fund, which previously stated that such waiver was in effect until March 31, 2008, are replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)(4)	Net Annual Fund Operating Expenses
Institutional	0.25%	None	0.22%	0.47%	(0.07)%	0.40%
Administrative	0.25	0.25%	0.22	0.72	(0.07)	0.65

(1)   Shares that are held 7 days or less are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

(2)   "Other Expenses" reflect an administrative fee of 0.20% and estimated organizational expenses for the Fund's first fiscal year.

(3)   PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees' fees, the total annual fund operating expenses (prior to the application of the advisory fee reduction described in footnote 4, below and excluding any expenses borne by the Fund not covered by the administrative fee as described under "Management of the Funds-Administrative Fees" (other than organizational expenses and pro rata Trustees' fees), if any) exceed 0.4549% and 0.7049% of the Fund's average net assets attributable to Institutional and Administrative Class shares, respectively. Under the Expenses Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days' notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(4)   In addition to the administrative fee waiver described in footnote 3 above, if any, PIMCO has contractually agreed, until March 31, 2009, to waive a portion of its advisory fee equal to 0.05% of average daily net assets.

Examples.  The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Institutional	$41	$144
Administrative	66	224

Further, the first sentence of the paragraph immediately following the advisory fee table in the "Management of the Funds-Advisory Fees" section of the prospectus is replaced in its entirety with the following sentence:

Additionally, for the Income Fund, PIMCO has contractually agreed, until March 31, 2009, to waive a portion of its advisory fee equal to 0.05% of the average daily net assets of the Fund.

PIMCO Funds

Supplement Dated March 24, 2008 to the
Bond Funds Class A, B and C Prospectus
dated October 1, 2007

Disclosure Related to the PIMCO Income Fund (the "Fund")

Pacific Investment Management Company LLC ("PIMCO") has agreed for an additional one year period, until March 31, 2009, to waive a portion of its advisory fee equal to 0.05% of the average daily net assets of the Fund. Accordingly, the tables entitled "Annual Fund Operating Expenses" and "Examples" in the "Fund Summaries" section of the prospectus relating to the PIMCO Income Fund, which previously stated that such waiver was in effect until March 31, 2008, are replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)(4)	Net Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.42%	0.92%	(0.07)%	0.85%
Class C	0.25	1.00	0.42	1.67	(0.07)	1.60

(1)

Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the FINRA.

(2)	"Other Expenses" reflect an administrative fee of 0.40% and estimated organizational expenses for the Fund's first fiscal year.
(3)

PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees' fees, the total annual fund operating expenses (prior to the application of the advisory fee reduction described in footnote 4 below and excluding any expenses borne by the Fund not covered by the administrative fee as described under "Management of the Funds-Administrative Fees" (other than organizational expenses and pro rata Trustees' fees), if any) exceed 0.9049% and 1.6549% of the Fund's average net assets attributable to Class A and Class C shares, respectively. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days' notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(4)

In addition to the administrative fee waiver described in footnote 3 above, if any, PIMCO has contractually agreed, until March 31, 2009, to waive a portion of its advisory fee equal to 0.05% of average daily net assets.

Examples.  The Examples are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period		Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 1	Year 3
Class A	$459	$651	$459	$651
Class C	263	520	163	520

Further, the last sentence of the paragraph immediately following the advisory fee table in the "Management of the Funds-Advisory Fees" section of the prospectus is replaced in its entirety with the following sentence:

For the Income Fund, PIMCO has contractually agreed, until March 31, 2009, to waive a portion of its advisory fee equal to 0.05% of the average daily net assets of the Fund.

PIMCO Funds

Supplement Dated March 24, 2008 to the
Bond Funds Class D Prospectus
dated July 31, 2007

Disclosure Related to the PIMCO Income Fund (the "Fund")

Pacific Investment Management Company LLC ("PIMCO") has agreed for an additional one year period, until March 31, 2009, to waive a portion of its advisory fee equal to 0.05% of the average daily net assets of the Fund. Accordingly, the tables entitled "Annual Fund Operating Expenses" and "Examples" in the "Fund Summaries" section of the prospectus relating to the PIMCO Income Fund, which previously stated that such waiver was in effect until March 31, 2008, are replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)(4)	Net Annual Fund Operating Expenses
Class D	0.25%	0.25%	0.27%	0.77%	(0.07)%	0.70%

(1)

The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the 1940 Act. Up to 0.25% per year of the total fees paid under the administration agreement may be distribution and/or service (12b-1) fees. The Fund will pay a total of 0.50% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds-Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the NASD, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.

(2)	"Other Expenses" reflect an administrative fee of 0.25% that is not reflected under Distribution and/or Service (12b-1) Fees, and estimated organizational expenses for the Fund's first fiscal year.
(3)

PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and pro rata Trustees' fees, the total annual fund operating expenses (prior to the application of the advisory fee reduction described in footnote 4 below and excluding any expenses borne by the Fund not covered by the administrative fee as described under "Management of the Funds-Administrative Fees" (other than organizational expenses and pro rata Trustees' fees), if any) exceed 0.7549% of the Fund's average net assets attributable to Class D shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days' notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(4)

In addition to the administrative fee waiver described in footnote 3 above, if any, PIMCO has contractually agreed, until March 31, 2009, to waive a portion of its advisory fee equal to 0.05% of average daily net assets.

Examples.  The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Class D	$72	$240

Further, the last sentence of the paragraph immediately following the advisory fee table in the "Management of the Funds-Advisory Fees" section of the prospectus is replaced in its entirety with the following sentence:

For the Income Fund, PIMCO has contractually agreed, until March 31, 2009, to waive a portion of its advisory fee equal to 0.05% of the average daily net assets of the Fund.

PIMCO Funds

Supplement Dated March 24, 2008 to the
Class R Prospectus
dated October 1, 2007

Disclosure Related to the PIMCO Income Fund (the "Fund")

Pacific Investment Management Company LLC ("PIMCO") has agreed for an additional one year period, until March 31, 2009, to waive a portion of its advisory fee equal to 0.05% of the average daily net assets of the Fund. Accordingly, footnote 4 to the "Annual Fund Operating Expenses" table in the "Fund Summaries" section of the prospectus relating to the PIMCO Income Fund, which previously stated that such waiver was in effect until March 31, 2008, is replaced in its entirety with the following:

(4) In addition to the administrative fee waiver described in footnote 3 above, if any, PIMCO has contractually agreed, until March 31, 2009, to waive a portion of its advisory fee equal to 0.05% of average daily net assets.

Further, the last sentence of the paragraph immediately following the advisory fee table in the "Management of the Funds-Advisory Fees" section of the prospectus is replaced in its entirety with the following sentence:

For the Income Fund, PIMCO has contractually agreed, until March 31, 2009, to waive a portion of its advisory fee equal to 0.05% of the average daily net assets of the Fund.